Accruals and Other Liabilities - Schedule of Current Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Accrued employee compensation	$ 28,693	$ 28,549
Accrued liabilities for sales and procurement	3,580	3,384
Accrued liabilities for restructuring	8,658	8,717
Other accrued liabilities	15,366	18,821
Total	$ 56,297	$ 59,471